Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 31, 2014
Supplement [Text Block]	wf_SupplementTextBlock

Supplement dated January 30, 2015, to the Wilmington Funds

Prospectus dated August 31, 2014, as Revised December 1, 2014 (the “Prospectus”)

1.	Effective at the close of business on January 30, 2015, the Wilmington Short-Term Corporate Bond Fund, a separate series of the Wilmington Funds, will be renamed the Wilmington Short-Term Bond Fund (the “Fund”). Accordingly, as of the close of business on January 30, 2015, all references to the Wilmington Short-Term Corporate Bond Fund in the Prospectus will hereby be deleted and replaced with references to the Wilmington Short-Term Bond Fund.

2.	Effective at the close of business on January 30, 2015, the Principal Investment Strategies of the Fund will be revised to remove the 80% limitation related to investment in corporate debt securities to allow the Fund to invest primarily in U.S. investment grade corporate and government fixed income securities. Accordingly, as of the close of business on January 30, 2015, the information in the Prospectus with respect to the Fund will be amended, supplemented or replaced as follows:

The following amends and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 51 and 89 of the Prospectus.

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s investment advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund normally invests in securities with short maturities, and the Fund seeks to maintain a weighted average maturity of three years or less. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary within a range of zero to three years depending on market conditions. In selecting securities for the Fund, the investment advisor considers a security’s credit quality, capital appreciation potential, maturity and yield to maturity. The investment advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Wilmington Short-Term Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf_SupplementTextBlock

Supplement dated January 30, 2015, to the Wilmington Funds

Prospectus dated August 31, 2014, as Revised December 1, 2014 (the “Prospectus”)

1.	Effective at the close of business on January 30, 2015, the Wilmington Short-Term Corporate Bond Fund, a separate series of the Wilmington Funds, will be renamed the Wilmington Short-Term Bond Fund (the “Fund”). Accordingly, as of the close of business on January 30, 2015, all references to the Wilmington Short-Term Corporate Bond Fund in the Prospectus will hereby be deleted and replaced with references to the Wilmington Short-Term Bond Fund.

2.	Effective at the close of business on January 30, 2015, the Principal Investment Strategies of the Fund will be revised to remove the 80% limitation related to investment in corporate debt securities to allow the Fund to invest primarily in U.S. investment grade corporate and government fixed income securities. Accordingly, as of the close of business on January 30, 2015, the information in the Prospectus with respect to the Fund will be amended, supplemented or replaced as follows:

The following amends and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 51 and 89 of the Prospectus.

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s investment advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund normally invests in securities with short maturities, and the Fund seeks to maintain a weighted average maturity of three years or less. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary within a range of zero to three years depending on market conditions. In selecting securities for the Fund, the investment advisor considers a security’s credit quality, capital appreciation potential, maturity and yield to maturity. The investment advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.